SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of diluted weighted average shares
Antidilutive securities excluded from computation of earnings per share	3,416,467	109,048
Warrants
Antidilutive Securities Excluded from Computation of diluted weighted average shares
Antidilutive securities excluded from computation of earnings per share	1,772,829	28,161
Preferred Stock
Antidilutive Securities Excluded from Computation of diluted weighted average shares
Antidilutive securities excluded from computation of earnings per share	1,573,226
Options
Antidilutive Securities Excluded from Computation of diluted weighted average shares
Antidilutive securities excluded from computation of earnings per share	70,412	80,887